SSgA FUNDS
SUPPLEMENT DATED AUGUST 31, 2011
TO
PROSPECTUS DATED DECEMBER 20, 2010
(AS SUPPLEMENTED THROUGH JUNE 14, 2011)
SSgA EMERGING MARKETS FUND
(TICKER SYMBOL: SSEMX)
Shareholders of the SSgA Funds are hereby notified that the following portfolio management team disclosure appearing in the Prospectus is hereby revised. Brad Aham, the portfolio manager for the SSgA Emerging Markets Fund, will be on a leave of absence effective August 31, 2011 and is expected to return by December 1, 2011. Accordingly, the following information will supplement the prospectus discussion of portfolio managers effective August 31, 2011.
Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA Emerging Markets Fund on page 44 is amended as follows:
Chris Laine serves as the portfolio manager for the fund. He has managed the fund since 2007.
Information under the heading “Fund Management,” sub-heading “Portfolio Management” on page 88 is amended as follows:

SSgA Fund	Portfolio Manager(s)	Experience

SSgA Emerging Markets Fund	Chris Laine	Investment professional for 17 years, the last 4 years with SSgA FM or its affiliates.
The rest of the Prospectus sections entitled “Investment Adviser” and “Portfolio Management” remain unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS
SUPPLEMENT DATED AUGUST 31, 2011
TO
PROSPECTUS DATED DECEMBER 20, 2010
SSgA EMERGING MARKETS FUND
(TICKER SYMBOL: SEMSX)
Shareholders of the SSgA Funds are hereby notified that the following portfolio management team disclosure appearing in the Prospectus is hereby revised. Brad Aham, the portfolio manager for the SSgA Emerging Markets Fund, will be on a leave of absence effective August 31, 2011 and is expected to return by December 1, 2011. Accordingly, the following information will supplement the prospectus discussion of portfolio managers effective August 31, 2011.
Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA Emerging Markets Fund on page 3 is amended as follows:
Chris Laine serves as the portfolio manager for the fund. He has managed the fund since 2007.
Information under the heading “Fund Management,” sub-heading “Portfolio Management” on page 8 is amended as follows:

SSgA Fund	Portfolio Manager(s)	Experience

SSgA Emerging Markets Fund	Chris Laine	Investment professional for 17 years, the last 4 years with SSgA FM or its affiliates.
The rest of the Prospectus sections entitled “Investment Adviser” and “Portfolio Management” remain unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS
SUPPLEMENT DATED AUGUST 31, 2011
TO THE SSgA FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 20, 2010
(AS SUPPLEMENTED APRIL 29, 2011)
SSgA EMERGING MARKETS FUND
Shareholders are hereby notified of revisions to the information regarding the portfolio managers of the above funds contained in the Statement of Additional Information section entitled “Investment Advisory and Other Services.”
Information in the tables under the sub-heading “Other Accounts Managed” on page 31 is hereby revised to delete the name of Brad Aham.
The information in the paragraph entitled “Ownership of Securities” on page 31 is hereby amended in its entirety to read as follows:
Ownership of Securities. As of August 31, 2010, the portfolio managers do not beneficially own any shares of any Funds described in this statement.”
The remainder of the “Investment Advisory and Other Services” section remains unchanged.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE